As filed with the Securities and Exchange Commission on August 2, 2017
SECURITIES ACT FILE NO. 333-135105
INVESTMENT COMPANY ACT FILE NO. 811-21910

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION|
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_ |
Post Effective Amendment No. 329	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 331	|X|
(Check appropriate box or boxes)
CLAYMORE EXCHANGE-TRADED FUND TRUST 2
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)
(312) 827-0100
Registrant's Telephone Number
AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Name and Address of Agent for Service)
Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
_________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X___ ON AUGUST 3, 2017 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485

This Post-Effective Amendment No. 329 to the Trust’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) for the purpose of delaying, until August 3, 2017, the effectiveness of the Registrant’s Post-Effective Amendment No. 309 to its Registration Statement, which was filed with the Commission via EDGAR Accession No. 0001628280-17-002593 on March 15, 2017, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Part’s A, B and C of the Registrant’s Post-Effective Amendment No. 309 under the Securities Act of 1933 and Amendment No. 311 under the Investment Company Act of 1940, filed on March 15, 2017, are incorporated by reference herein. Due to administrative error, the Registrant did not delay effectiveness of the Registrant’s Post-Effective Amendment No. 309 prior to the 75th day after the filing pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.  No securities have been sold in connection with the Registrant's Post-Effective Amendment No. 309.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 2nd day of August, 2017.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*	Trustee	August 2, 2017
Randall C. Barnes
*	Trustee	August 2, 2017
Roman Friedrich III
*	Trustee	August 2, 2017
Robert B. Karn III
*	Trustee	August 2, 2017
Ronald A. Nyberg
*	Trustee	August 2, 2017
Ronald E. Toupin, Jr.
*	Trustee	August 2, 2017
Donald A. Chubb, Jr.
*	Trustee	August 2, 2017
Jerry B. Farley
*	Trustee	August 2, 2017
Maynard F. Oliverius

/s/ Donald C. Cacciapaglia	Trustee, President and Chief Executive Officer	August 2, 2017
Donald C. Cacciapaglia

/s/ John L. Sullivan	Treasurer, Chief Financial Officer and Chief Accounting Officer	August 2, 2017
John L. Sullivan

/s/ Mark E. Mathiasen		August 2, 2017
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney